Investment Portfolioas of December 31, 2023 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.6%
Massachusetts 95.8%
Attleboro, MA, General Obligation, 4.0%, 2/15/2049	4,000,000	4,002,546
Belmont, MA, General Obligation, 4.5%, 11/14/2024	3,500,000	3,533,441
Cambridge, MA, General Obligation, 4.0%, 2/15/2042	2,150,000	2,253,034
Hingham, MA, General Obligation, Series B, 4.0%, 2/16/2024	2,000,000	2,001,776
Littleton, MA, General Obligation, 5.0%, 11/15/2024	2,500,000	2,537,734
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,071,599
Massachusetts, Bristol-Plymouth Regional Vocational Technical School District, General Obligation, 5.0%, 2/28/2024	1,170,000	1,172,531
Massachusetts, Clean Water Trust, State Revolving Fund:
Series 25B, 5.0%, 2/1/2042	300,000	345,708
Series 25B, 5.0%, 2/1/2043	1,000,000	1,148,508
Series 25B, 5.0%, 2/1/2044	300,000	343,216
Massachusetts, Dennis-Yarmouth Regional School District, General Obligation, 5.0%, 11/14/2024	3,500,000	3,554,732
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles Inc., Obligated Group, 144A, 5.0%, 10/1/2047	1,000,000	927,827
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	3,350,044
Massachusetts, General Obligation:
Series B, 4.0%, 2/1/2042	1,000,000	1,043,177
Series D, 5.0%, 7/1/2048	5,000,000	5,412,649
Series C, 5.25%, 10/1/2047	2,500,000	2,831,080
Massachusetts, Massachusetts Municipal Wholesale Electric Co., Project 2015A, Series A, 4.0%, 7/1/2051	2,250,000	2,244,205
Massachusetts, Northeast Metropolitan Regional Vocational School District, General Obligation, 4.0%, 4/15/2047	2,000,000	2,021,382
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-1, 4.0%, 7/1/2051	2,500,000	2,497,698
Series A-2, 5.0%, 7/1/2046	4,475,000	4,680,048
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 19, 4.0%, 2/1/2038	1,655,000	1,679,360
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A-2, 3.75% (a), 1/5/2024, LOC: TD Bank NA	500,000	500,000
Series A, 5.0%, 1/1/2028	1,000,000	1,103,717
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	1,000,000	707,241
Series A, 5.0%, 1/1/2024	1,000,000	1,000,000
Series A, 5.0%, 7/1/2044	3,600,000	3,535,801
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group, Series G, 4.0%, 7/1/2046	3,325,000	3,171,526
Massachusetts, State Development Finance Agency Revenue Bond, Wheaton College Issue, Series I, 5.0%, 1/1/2053	1,000,000	1,015,063
Massachusetts, State Development Finance Agency Revenue, Babson College, 4.0%, 10/1/2044	700,000	709,353
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	513,709
5.0%, 7/1/2040	1,750,000	1,805,284

Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,078,164
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	819,270
Series K, 5.0%, 7/1/2036	1,000,000	1,086,750
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6E, 4.0% (a), 1/2/2024, LOC: TD Bank NA	150,000	150,000
Series BB2, 4.0%, 10/1/2036	355,000	363,594
Series FF, 4.0%, 10/1/2046	1,500,000	1,520,543
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	720,310
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,045,130
Series I, 5.0%, 7/1/2036	1,000,000	1,036,923
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc.:
4.0%, 12/1/2042	490,000	451,116
5.0%, 12/1/2042	1,050,000	1,071,734
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	2,000,000	2,010,782
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	389,577
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	451,454
Series B, 4.0%, 7/1/2050	2,825,000	2,528,577
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	500,064
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	723,092
Series A, 5.0%, 10/1/2032	1,700,000	1,959,919
Series A, 5.0%, 10/1/2033	900,000	1,041,078
Series A, 5.0%, 10/1/2034	1,000,000	1,154,802
Series A, 5.0%, 10/1/2035	1,000,000	1,148,567
Series A, 5.25%, 3/1/2037	2,500,000	2,505,830
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	986,427
Series S-1, 5.0%, 7/1/2037	1,405,000	1,507,015
Series S-2, 5.0% (b), 7/1/2038	1,235,000	1,259,180
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	935,907
5.25%, 1/1/2050	2,675,000	2,321,119
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	833,025
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	2,850,000	2,341,992
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	1,500,000	1,518,273
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
4.0%, 7/1/2051	3,000,000	2,534,245
5.0%, 7/1/2035	2,225,000	2,295,552
5.0%, 7/1/2036	2,550,000	2,620,717
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	932,087
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	2,500,000	2,586,261
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	871,597

Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,857,272
5.0%, 6/1/2031	1,845,000	2,025,495
5.0%, 6/1/2032	470,000	515,424
5.0%, 6/1/2048	3,500,000	3,668,307
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	509,025
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 4.05% (a), 1/2/2024, LOC: Bank of America NA	1,600,000	1,600,000
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	230,000	227,962
Series B, AMT, 5.0%, 7/1/2030	2,725,000	2,967,327
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	1,745,000	1,532,468
Series B, AMT, 3.625%, 7/1/2038	2,615,000	2,491,140
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center:
Series J-2-R, 4.0% (a), 1/2/2024, LOC: TD Bank NA	100,000	100,000
Series K, 4.0% (a), 1/2/2024, LOC: TD Bank NA	150,000	150,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.4% (a), 1/5/2024	2,050,000	2,050,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,860,175
Series M, 5.5%, 2/15/2028	3,000,000	3,363,287
Massachusetts, State Housing Finance Agency Revenue:
Series B-2, 0.8%, 12/1/2025	3,730,000	3,481,913
Series 223, 3.0%, 6/1/2047	2,590,000	2,522,701
Series 215, 4.0%, 12/1/2050	1,690,000	1,695,333
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
3.0%, 12/1/2050	1,060,000	1,034,452
Series 220, 3.0%, 12/1/2050	1,875,000	1,828,707
Series 222, 3.0%, 6/1/2051	875,000	846,174
Series 224, 5.0%, 6/1/2050	750,000	778,317
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,058,708
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,457,198
Series A, 5.0%, 7/1/2040	3,500,000	3,574,874
Series B, 5.0%, 7/1/2044	2,500,000	2,697,402
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,079,238
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,927,604
Series A, AMT, 5.0%, 7/1/2033	895,000	971,984
Series A, AMT, 5.0%, 7/1/2034	2,750,000	2,983,102
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,081,620
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2045	1,400,000	1,532,646
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,580,822
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	2,000,000	2,053,729
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,423,425
Series B, 5.0%, 6/1/2046	1,125,000	1,221,602
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	8,005,000	9,673,120

Massachusetts, State Water Resources Authority:
Series A1, 3.8% (a), 1/5/2024, SPA: JPMorgan Chase Bank NA	500,000	500,000
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,062,772
Series B, 5.0%, 8/1/2042	1,250,000	1,429,404
Series B, 5.0%, 8/1/2043	620,000	706,514
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,222,904
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,469,882
Massachusetts, Town of Millbury, General Obligation, 5.0%, 8/30/2024	4,500,000	4,551,574
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	892,283
Quincy, MA, General Obligation:
4.5%, 7/5/2024	2,000,000	2,011,936
5.0%, 7/5/2024	1,120,560	1,129,951
Somerville, MA, General Obligation:
4.0%, 5/1/2047	1,000,000	1,017,153
5.0%, 5/1/2026	265,000	280,595
5.0%, 5/1/2027	850,000	924,747
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,243,032
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,218,988
Worcester, MA, General Obligation:
4.5%, 2/27/2024	2,500,000	2,504,763
Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,261,879
		226,865,592
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	180,000	185,568
Guam, International Airport Authority Revenue, Series A, 3.839%, 10/1/2036	600,000	487,512
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	327,785
Series A, 5.0%, 10/1/2038	285,000	295,299
Series A, 5.0%, 10/1/2040	200,000	206,332
		1,502,496
Puerto Rico 2.2%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	957,651
Series A1, 4.0%, 7/1/2041	622,702	573,201
Series A1, 4.0%, 7/1/2046	1,772,826	1,585,752
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	470,052
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,500,000	1,508,984
		5,095,640
Total Municipal Investments (Cost $236,293,070)		233,463,728

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $236,293,070)	98.6	233,463,728
Other Assets and Liabilities, Net	1.4	3,324,045
Net Assets	100.0	236,787,773

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of December 31,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$233,463,728	$—	$233,463,728
Total	$—	$233,463,728	$—	$233,463,728

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH3
R-080548-2 (1/25)